DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)   The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As of October 10, 1999, the Company also began providing telephone services in all the country.

In November 2017, the Company merged between Telecom Personal, so, since that date, it provides directly mobile telecommunications services.

As a consequence of the merger with Cablevisión (accounted for as a reverse acquisition on January 1, 2018), the Company provides cable television services through networks installed in different localities in Argentina and Uruguay.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services in Argentina. Additionally, through its subsidiaries, it also provides diverse ICT Services in Uruguay, Paraguay, and in the United States of America (“USA”).

Through its controlled company Micro Sistemas, the Company provides fintech services related to the use of electronic means of payment, transfers and/or electronic use of money.

Information on Telecom’s licenses and on the regulatory framework is described under Note 2 to these consolidated financial statements.

As of December 31, 2022, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual (b)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%
Personal Smarthome (c)	Security solutions and services	Argentina	100.00%
Personal Smart Security (d)	Prestación de servicios de seguridad y/o servicios relacionados.	Argentina	100.00%
Opalker (e)	Cybersecurity and related services	Uruguay	100.00%
NYSSA. (f)	Prestación de servicios de acceso a internet.	Argentina	100.00%
(a)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3.d.4)) to these consolidated financial statements).
(b)	On October 27, 2021, Telecom acquired the remaining 40% of AVC Continente Audiovisual’s capital stock. For further information, see Note 3.d.1.a) to these consolidated financial statements.
(c)	Company started on December 30, 2020 and registered in the IGJ on June 9, 2021 As of December 31, 2022 is a dormant entity.
(d)	Company indirectly acquired on April 5, 2022 for a total consideration of $0.1 through subsidiary Personal Smarthome S.A. As of December 31, 2022 is a dormant entity.
(e)	Company acquired on July 27, 2021. On August 18, 2022, the Board of Directors of Telecom Argentina decided to make contributions to its controlled company Opalker, which were integrated through the credit that the Company had on Opalker, for US$0.2 million (equivalent to $28 in currency of 31 December 2022).
(f)	Company acquired on June 1, 2022. For further information, see Note 3.d.1.b) to these consolidated financial statements.

On July 15, 2020 the Company entered into a trust agreement with TMF Trust Company (100% interest in capital stock) until November 5, 2020, date in which its term was finalized. As a result, consolidated operations of the Company for the year ended December 31, 2020 includes those operations carried out by the Trust during its term.

b)   Segment information

An operating segment is defined as a component of an entity that may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the chief operating decision maker. In the case of the Company, the Executive Committee and the Chief Executive Officer (“CEO”) are responsible for controlling recourses and for the economic and financial performance of Telecom.

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed telephony services, services governed by the same regulatory framework of ICT services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding to costs, they are not specifically appropriate to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). On the other hand, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and not specifically to one of them. Based on what was previously described and under the accounting principles (provided by IFRS as issued by the IASB), it was defined that the Company has a single segment of operations in Argentina.

Additionally, Telecom, through Micro Sistemas, develops activities in the fintech industry in Argentina, which are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina, taking into account that, as of December 31, 2022, fintech activities are not significant and do not exceed any of the quantitative thresholds identified under IFRS to qualify as reportable segments. The Executive Committee and the CEO will continue to monitor the evolution of this business to assess its eventual consideration as a separate reportable segment provided it complies with the requirements established by IFRS to that effect.

Telecom carries out activities abroad (Paraguay, United States of America and Uruguay). These operations are not analyzed as a separate segment by the Executive Committee and the CEO, who analyze the consolidated information of companies in Argentina and abroad (in current currency as of the date of each transaction), considering that the activities of foreign companies are not significant for Telecom. Operations carried out abroad by Telecom do not meet the aggregation criteria established by the standard to be grouped within the “Services rendered in Argentina” segment, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category “Other abroad segments”.

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income taxes, financial results, Earnings (losses) from associates, depreciation, amortization and impairment of fixed assets.

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2022, 2021 and 2020.

◻	Consolidated Income Statement as of December 31, 2022

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	504,432	178,550	682,982	36,528	12,718	49,246	(3,046)	729,182
Operating costs without depreciation, amortization and impairment of fixed assets	(370,534)	(132,133)	(502,667)	(21,661)	(7,520)	(29,181)	3,046	(528,802)
Adjusted EBITDA	133,898	46,417	180,315	14,867	5,198	20,065	—	200,380

Depreciation, amortization and impairment of fixed assets								(495,321)
Operating loss								(294,941)
Earnings from associates								819
Debt financial expenses								29,744
Other financial results, net								32,234
Loss before income tax expense								(232,144)
Income tax expense								26,504
Net loss								(205,640)

Attributable to:
Controlling Company								(207,833)
Non-controlling interest								2,193
								(205,640)

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	438,992	771,808	26,215	34,719	60,934	(3,911)	828,831
Operating costs without depreciation, amortization and impairment of fixed assets	(229,554)	(308,282)	(537,836)	(15,514)	(20,771)	(36,285)	3,911	(570,210)
Adjusted EBITDA	103,262	130,710	233,972	10,701	13,948	24,649	—	258,621

Depreciation, amortization and impairment of fixed assets								(264,050)
Operating loss								(5,429)

Earnings from associates								770
Debt financial expenses								55,906
Other financial results, net								33,015
Income before income tax expense								84,262
Income tax expense								(64,900)
Net income								19,362

Attributable to:
Controlling Company								16,878
Non-controlling interest								2,484
								19,362

◻	Consolidated Income Statement as of December 31, 2020

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	240,325	588,261	828,586	18,183	44,138	62,321	(4,142)	886,765
Operating costs without depreciation, amortization and impairment of fixed assets	(158,901)	(390,278)	(549,179)	(11,419)	(27,793)	(39,212)	4,142	(584,249)
Adjusted EBITDA	81,424	197,983	279,407	6,764	16,345	23,109	—	302,516

Depreciation, amortization and impairment of fixed assets								(242,847)
Operating income								59,669

Earnings from associates								1,459
Debt financial expenses								(72,619)
Other financial results, net								20,744
Income before income tax expense								9,253
Income tax expense								(24,260)
Net loss								(15,007)

Attributable to:
Controlling Company								(16,803)
Non-controlling interest								1,796
								(15,007)

Additional information per geographical area required under IFRS 8 (Operating Segments) is disclosed below:

	As of December 31
	2022	2021	2020
Sales revenues from customers located in Argentina	680,369	769,006	825,105
Sales revenues from foreign customers	48,813	59,825	61,660

CAPEX corresponding to the segment “Services rendered in Argentina	114,572	153,094	147,262
CAPEX corresponding to the segment “Other abroad segments”	11,697	13,552	16,606

Fixed assets corresponding to the segment “Services rendered in Argentina”	1,547,448	1,897,661	1,964,513
Fixed assets corresponding to the segment “Other abroad segments”	57,842	65,466	77,687

Financial Debt corresponding to the segment “Services rendered in Argentina”	457,123	505,299	571,839
Financial Debt corresponding to the segment “Other abroad segments”	12,066	14,644	16,797

c)   Basis of Presentation

As required by the CNV, these consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB. IFRS also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS requires that the Company’s Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.v) to these consolidated financial statements.

These consolidated financial statements (except for the statement of cash flows) are prepared in current currency as of December 31, 2022 (see item d) and on an accrual basis of accounting (except for the consolidated statement of cash flows). Under this basis, the effects of transactions are recognized when they occur. Therefore, income and expenses are initially recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method.

These consolidated financial statements contain all disclosures required under IFRS. Some additional disclosures required by the LGS and/or by the CNV have been also included.

The figures as of December 31, 2021 and for the years ended December 31, 2021 and 2020, which are disclosed in these consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates to values in current currency as of December 31, 2022. This is as consequence of the restatement process of the financial information described in point d). When applicable, certain reclassifications were made for comparative purposes.

These consolidated financial statements as of December 31, 2022, were approved by resolution of the Board of Directors’ meeting held on March 9, 2023.

d)   Financial reporting in hyperinflationary economies

Since Argentina has been considered a high-inflation economy for accounting purposes in accordance with IAS 29 since July 1, 2018, the financial information expressed in Argentine pesos is restated in current currency of December 31, 2022.

The table below shows the evolution of the indexes in the last three years according to official statistics (INDEC) in accordance with Resolution No. 539/18 and the devaluation of the Argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2020	2021	2022

National Consumer Price Index (December 2016=100)	385.88	582.46	1,134.59

Variation in Prices
Annual	36.1%	50.9%	94.8%

Banco Nación US$/$ exchange rate	84.15	102.72	177.16

Variation in the exchange rate
Annual	40.5%	22.1%	72.5%

Below is a summary of the effect of applying IAS 29:

Restatement of the Statement of Financial Position and the Statement of Changes in Equity

The Company restated all the non-monetary items in order to reflect the impact of the inflation restatement reporting in terms of the measuring unit current as of December 31, 2022. Consequently, the main items restated were PP&E, Intangible assets, Rights of Use Assets, Goodwill, Inventories, certain Investments in associates and the Equity items. Each item must be restated since the date of the initial recognition in the Company’s Equity or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2022.

Restatement of the Income Statement and the Statement of Cash Flows

In the Income Statement, items must be restated from the dates when the items of income and expense were originally recorded. The Company shall apply the variations in monthly general price index.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Other financial results, net.

The items of the Statement of Cash Flows must also be restated in terms of the measuring unit current at the closing date. IAS 29 para 33 states that all items in the statement of cash flows are expressed in terms of the measuring unit current at the end of the reporting period. The restatement effect has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Investments in Foreign Companies

The subsidiaries, associates and companies under common control that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Results.